UNITED STATES

		 SECURITIES AND EXCHANGE COMMISSION

		       Washington, D.C.  20549

			      FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		         INVESTMENT COMPANIES

	     Investment Company Act file number:  811-3752

			  THE MANAGERS FUNDS
-----------------------------------------------------------------------
	   (Exact name of registrant as specified in charter)

	   800 Connecticut Avenue, Norwalk, Connecticut 06854
-----------------------------------------------------------------------
	 (Address of principal executive offices)  (Zip code)


			The Managers Funds LLC
	  800 Connecticut Avenue, Norwalk, Connecticut 06854
-----------------------------------------------------------------------
	       (Name and address of agent for service)

Registrant's telephone number, including area code: 	(203) 299-3500

Date of fiscal year end:	NOVEMBER 30

Date of reporting period:	DECEMBER 1, 2003 - MAY 31, 2004
				(Semi-Annual)

Item 1.  REPORT TO SHAREHOLDERS
=======================================================================


		[Logo:]   Managers
  			  --------


		SEMI-ANNUAL REPORT
		------------------

			 The Managers Funds
			  Money Market Fund
		 	 Dated May 31, 2004

			--------------------
			access to excellence
			--------------------

	==========================
	MANAGERS MONEY MARKET FUND
	==========================


	    Semi-Annual Report
	    ------------------

	       May 31,2004
	       -----------

	       (unaudited)
 	       -----------

	   TABLE OF CONTENTS

						Page
						----
Letter to Shareholders 				  1
----------------------

Managers Performance 			          3
--------------------

 Complete performance table for all of
  The Managers Funds and Managers AMG
  Funds as of June 30,2004

Financial Statements:
---------------------
 Statement of Assets and Liabilities 		  7
  Fund 's balance sheet
 Statement of Operations 			  7
  Detail of sources of income and Fund
  expenses during the six months ended
  May 31,2004
 Statement of Changes in Net Assets 	          8
  Detail of changes in Fund assets and
  distributions to shareholders
  during the past two periods

Financial Highlights 				  9
--------------------
 Historical distributions,total returns,
  expense ratios and net assets

Notes to Financial Statements 			 10
-----------------------------
 Accounting and distribution policies,
  details of agreements and transactions
  with Fund management and affiliates.


Letter to Shareholders
======================

Dear Fellow Shareholder:

Throughout the six months ending May 2004,the financial markets transitionedfrom a strong rally which began in mid-2003 into a volatile trading range forstocks,and a relatively significant correction for bonds.The equity rally was awelcome reprieve from a three-year bear market and was the result of both a strengthening economy and investors ' collective perception that risks were diminishing.Although the economy continues to strengthen and corporate profitsappear to be healthy,the stock market corrected in mid-March and has remained directionless since.One explanation is merely that stock valuations had overreached reasonable levels.However,we think the reasons are a bit morespecific.Continued turmoil in Iraq,which has included mounting American casualties,and increased terrorist activity around the globe has refocused investorson risk.In addition,a combination of strong global growth and instability inthe Middle East has driven the price of oil to an all time high.This,along withother inflationary pressures typically associated with strong growth has convinced most investors that higher interest rates are inevitable.Even before the Fed began what will likely be an extended period of gradual tightening investorshad driven interest rates higher by 30 to 70 basis points between December andMay.Thus,while the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs, the bond marketreversed in April,suffering its worst returns in a decade.

While returns have continued to be meager,money market securities havebeen among the only safe haven for investors over the recent months.We arepleased to report that the Fund has continued to achieve its goal of providingstability of capital and that it has again performed slightly better over the lastsix months than its primary benchmark,the iMoneyNet
All Taxable Money FundAverage.For the six months ended May 31,2004,Managers Money MarketFund provided a total return of 0.27%.For the same period,the iMoneyNet AllTaxable Money Fund Average return was 0.26%.Although these returns are extremely low,they are within reasonable expectations given the level of short-term rates throughout the period.While the Fed seems likely to continue toraise short-term rates,it has communicated that its intentions are to do so quitegradually,and only as necessary.Thus,we would expect similarly low returnsfor the remainder of the year.Typically the best estimate for the prospective return of a money market fund is its current yield.As of May 31,2004,the 7-day average annualized yield for the Fund was 0.64%.

Effective May 14,2004,the Board of Trustees approved a change to the Fund changed the primary vehicle that the Fund had been investing in from the Institutional Class Shares of the JPMorgan Prime Money Market Fund to the Institutional Class Shares of JPMorgan Liquid Assets Money Market Fund,a portfolio that is managed only slightly differently from the former portfolio but with substantially the same investment objective and policies as the Fund.As a result,the weighted average maturity of the Fund rose to 63 days as of the end of

=================================


the period,somewhat longer than it had recently been.The sector allocation of the portfolio changed only slightly so that the portfolio continues to be heavily invested in commercial paper and certificates of deposit

Page 3 of this report contains a table with the performance of the Fund over various trailing time periods along with performance of all of the Funds within The Managers Funds family.As always,we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com.Should you have any questions about the Fund or this report,please feel free to contact us at 1-800-835-3879,or visit the website.
We thank you for your investment in The Managers Funds.


Sincerely,


Peter M.Lebovitz			Thomas G.Hoffman
President				Director of Research
The Managers Funds			The Managers Funds LLC

==========================================
The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30,2004
==========================================




					Average Annual Total Returns (1)
					--------------------------------


The Managers Funds:
-------------------
Equity Funds:				Year to 	1         3        5       10 	  Since    Inception
-------------				 Date	      Year	Years    Years	  Years	 Inception   Date
					-------	      ----	-----	 -----	  -----	 --------- ---------

Value					4.76%	     20.68%	(0.41)%	  1.51%	  10.65% 11.76%	    Oct-84

Large-Cap(3)	-Class A  No Load(4)	2.49%	     15.11%	(4.88)%		        (11.39)%    Jul-00
		-Class A  With Load    (3.44)%	      8.44%	(6.75)%		        (12.70)%    Jul-00
		-Class B  No Load(4)	2.20%	     14.61%     (5.38)%			(11.87)%    Jul-00
		-Class B  With Load    (2.80)%	      9.61%	(6.34)%			(12.54)%    Jul-00
		-Class C  No Load(4)	2.20%	     14.58%	(5.37)%			(11.83)%    Jul-00
		-Class C  With Load	0.18%	     12.52%	(5.68)%			(12.05)%    Jul-00
		-Class Y  No Load	2.78%	     15.65%	(4.45)%			(11.00)%    Jul-00

Capital
Appreciation				0.43%	     12.79%	(6.84)%	 (5.75)%  10.18% 12.21%	    Jun-84

20 Fund(3)	-Class A  No Load(4)   (3.28)%	     20.45%    (11.78)% (13.86)% 	 (4.69)%    Jan-98
		-Class A  With Load    (8.78)%	     13.49%    (13.50)%	(14.87)%         (5.56)%    Jan-98
		-Class B  No Load(4)   (3.42)%	     20.05%    (12.24)%	(14.29)% 	 (6.97)%    Feb-98
		-Class B  With Load    (8.24)%	     15.05%    (13.12)%	(14.53)% 	 (6.97)%    Feb-98
		-Class C  No Load(4)   (3.40)%	     19.95%    (12.24)%	(14.28)% 	 (7.76)%    Mar-98
		-Class C  With Load    (5.26)%	     17.85%    (12.55)%	(14.44)% 	 (7.91)%    Mar-98
		-Class Y  No Load      (2.89)%	     21.44%    (11.30)%	(13.39)% 	 (7.72)     Apr-98
Science &
Technology(3) 	-Class A  No Load(4)   (2.36)%	     17.61%    (19.31)%		        (32.60)%    Jul-00
		-Class A  With Load    (8.00)%	     10.70%    (20.88)%		        (33.60)%    Jul-00
		-Class B  No Load(4)   (2.39)%	     17.24%    (19.56)%			(32.85)%    Jul-00
		-Class B  With Load    (7.27)%	     12.24%    (20.38)%			(33.36)%    Jul-00
		-Class C  No Load(4)   (2.86)%	     17.24%    (19.50)%			(32.85)%    Jul-00
		-Class C  With Load    (4.74)%	     14.92%    (19.77)%			(33.02)%    Jul-00
		-Class Y  No Load      (2.30)%	     18.44%    (18.80)%			(32.20)%    Jul-00

Mid-Cap(3)	-Class A  No Load(4)	5.50%	     25.63%	 6.03%	10.54%		 13.60%	    Jan-97
		-Class A  With Load    (0.55)%	     18.42%	 3.96%   9.25%		 12.70%	    Jan-97
		-Class B  No Load(4)	5.11%	     24.88%	 5.48%  10.02%		 11.79%	    Jan-97
		-Class B  With Load	0.11%	     19.88%	 4.58%	 9.81%		 11.79%	    Jan-97
		-Class C  No Load(4)	5.11%	     24.85%	 5.52%  10.05%		 10.66%	    Feb-98
		-Class C  With Load	3.07%	     22.68%	 5.16%   9.83%		 10.49%	    Feb-98
		-Class Y  No Load	5.73%	     26.15%	 6.57%	11.13%		 14.20%	    Jan-97

Special Equity				4.94%	     32.30%	 2.18%   7.57%   13.45%	 13.89%	    Jun-84

Special Equity - I Shares		 -   	       -     	  -       -   	  -   	  4.42%	    May-04

Small Company(2)			6.09%	     33.20%	 3.67%    -       -   	 (0.63)%    Jun-00
International Equity			1.46%	     25.96%	 0.19%	(1.40)%	  5.33%	  9.61%	    Dec-85
Emerging Markets Equity(2)		1.06%	     32.48%	11.29%	 7.29%	  -   	  6.64%	    Feb-98


==========================================
The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30,2004
==========================================




					Average Annual Total Returns (1)
					--------------------------------

					Year to 	1         3        5       10 	  Since    Inception
					 Date	      Year	Years    Years	  Years	 Inception   Date
					-------	      ----	-----	 -----	  -----	 --------- ---------

The Managers Funds:
-------------------
Hybrid
------
Balanced(3)	-Class A  No Load(4)	2.66%	     13.81%	2.26%	6.19%		 9.00%	    Jan-97
		-Class A  With Load    (3.28)%	      7.26%	0.26%	4.94%		 8.15%	    Jan-97
		-Class B  No Load(4)	2.36%	     13.17%	1.81%	5.70%		 6.63%	    Feb-98
		-Class B  With Load    (2.64)%	      8.17%	0.84%	5.43%	    	 6.63%	    Feb-98
		-Class C  No Load(4)	2.32%	     13.13%	1.78%	5.69%		 6.53%	    Feb-98
		-Class C  With Load	0.35%	     10.95%	1.43%	5.47%		 6.37%	    Feb-98
		-Class Y  No Load	2.91%	     14.27%	2.78%   6.74%		 9.55%	    Jan-97

Income Funds:
-------------
Money Market(2)				0.28%	      0.53%	1.22%	2.95%	4.03%	 5.09%	    Jun-84

Short Duration Government(2)		0.31%	      1.22%	3.36%	4.34%	5.03%	 4.92%	    Mar-92
Intermediate Duration
   Government(2)			0.33%	      1.66%	5.60%	6.21%	6.87%	 7.09%	    Mar-92

Total Return Bond (2)		       (0.26)%	     (0.78)%	 -   	 -   	   -   	 2.06%	    Dec-02

Fixed Income(3)	-Class A  No Load(4)   (0.11)%	      2.51%	6.15%	7.02%		 6.68%	    Jan-97
		-Class A  With Load    (5.14)%	     (2.65)%	4.34%	5.93%		 5.95%	    Jan-97
		-Class B  No Load(4)   (0.31)%	      2.00%	5.62%	6.53%		 5.79%	    Mar-98
		-Class B  With Load    (5.19)%	     (2.88)%	4.71%	6.22%		 5.79%	    Mar-98
		-Class C  No Load(4)   (0.42)%	      1.96%	5.64%	6.55%	 	 5.99%	    Mar-98
		-Class C  With Load    (2.41)%	     (0.06)%	5.29%	6.34%		 5.82%	    Mar-98
		-Class Y  No Load       0.19%	      3.08%	6.71%	7.62%		 7.29%	    Jan-97
Bond (2)			       (0.67)%	      1.31%	8.33%	7.76%	8.95%	 9.91%	    Jun-84

Global Bond			       (1.26)%	      5.58%    13.22%	5.87%	5.78%	 5.66%	    Mar-94

High Yield(3)	-Class A  No Load(4)	1.53%	     10.96%    10.91%	5.41%		 5.97%	    Jan-98
		-Class A  With Load    (4.35)%	      4.61%	8.74%	4.17%		 5.01%	    Jan-98
		-Class B  No Load(4)	1.21%	     10.29%    10.37%	4.85%		 4.76%	    Feb-98
		-Class B  With Load    (3.65)%	      5.29%     9.54%	4.58%		 4.76%	    Feb-98
		-Class C  No Load(4)	1.21%	     10.29%    10.37%	4.88%		 4.75%	    Feb-98
		-Class C  With Load    (0.71)%	      8.21%    10.01%	4.67%		 4.58%	    Feb-98
		-Class Y  No Load	1.82%	     11.48%    11.50%	5.99%		 5.81%	    Mar-98
Convertible
Securities(3)	-Class A  No Load(4)	1.58%	     12.13%	5.20%	4.41%		 8.60%	    Sep-98
		-Class A  With Load    (4.28)%	      5.65%	3.15%	3.18%		 7.49%	    Sep-98
		-Class B  No Load(4)	1.40%	     11.62%	4.71%	3.88%		 8.07%	    Sep-98
		-Class B  With Load    (3.44)%	      6.62%	3.83%	3.60%		 7.94%	    Sep-98
		-Class C  No Load(4)	1.39%	     11.68%	4.72%	3.90%		 8.09%	    Sep-98
		-Class C  With Load    (0.61)%	      9.55%	4.36%	3.69%		 7.90%	    Sep-98
		-Class Y  No Load	1.85%	     12.80%	5.75%	4.94%		 9.16%	    Sep-98



				4


==========================================
The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30,2004
==========================================




					Average Annual Total Returns (1)
					--------------------------------

					Year to 	1         3        5       10 	  Since    Inception
					 Date	      Year	Years    Years	  Years	 Inception   Date
					-------	      ----	-----	 -----	  -----	 --------- ---------
Managers AMG Funds:
-------------------
Essex Aggressive Growth
  Institutional Class			(0.75)%	     12.00%	 -   	 -   	 -   	  4.66%	    Mar-02

Essex Aggressive Growth
  Investor Class(2)			(0.76)%	     11.83%   (6.28)%	 -   	 -   	 (1.84)%    Nov-99

Essex Large Cap Growth (2)		 1.25%	     13.71%	 -   	 -   	 -   	 13.71%	    Jun-03

Rorer Large-Cap(2)			(0.10)%	     11.69%	 -   	 -   	 -   	 (1.26)%    Dec-01

Rorer Mid-Cap(2)			 9.83%	     22.62%	 -   	 -   	 -   	 10.04%	    Dec-01

Systematic Value(2)			 3.45%	     20.54%	 -   	 -   	 -     	  6.82%	    Apr-02
Burridge Small Cap Growth(2,5)		 9.07%	     44.48%   14.28%	 -   	 -   	 16.81%	    Sep-00

-----------------------------------------------------------------------------------------------------------
First Quadrant Tax-Managed Equity(2,6)
  Before Taxes				(0.81)%	     14.30%   (0.38)%	 -   	 -   	 (0.38)%    Dec-00
  After Taxes on Distributions		(0.81)%	     14.12%   (0.54)%	 -   	 -   	 (0.51)%
  After Taxes on Distributions
    and Sale of Fund Shares		(0.53)%	     9.29%    (0.42)%	 -   	 - 	 (0.41)%




See the Notes to the Performance Table on the following page.

Past performance is not indicative of future results. Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersfunds.com.


Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A (5.00% maximum for Managers Fixed Income Fund),
1% on Class C as well as the applicable contingent deferred sales charge (CDSC) on both Class B and C shares. The
Class B shares' CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year 6. Class C shares held for less than 1 year are subject to a 1% CDSC.


The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should consider the amount they plan to invest, their investment objectives, the Fund's investment objectives, risks, charges and expenses carefully before investing, and how long they intend to keep their money invested in the Fund and class(es). Each Fund's prospectus contains information concerning the Fund's investment objective, risks, charges and expenses and other information. To obtain a prospectus, please call (800) 835-3879 or visit our website at www.managersfunds.com. Please read the Prospectus carefully before you invest in a Fund or send money. Investors should discuss their goals and choices with a registered financial professional in order to determine which share class is appropriate for them. Distributed by Managers Distributors, Inc., member NASD.

==========================================
The Managers Funds and
Managers AMG Funds Performance (unaudited)
Notes to the Performnce Table
==========================================

(1)	Total return equals income yield plus share price
	change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2)	From time to time, the Fund's advisor has waived
	its fees and/or absorbed Fund expenses, which has resulted in higher returns.

(3)	Formerly part of the Conseco Funds Group.

(4)	Performance does not reflect the deduction of a
	sales load, which, if reflected, would reduce the performance reported.

(5)	The "Since Inception" return, and returns for all
	periods beginning prior to 6/25/02, for the Burridge Small Cap Growth Fund reflect performance linked with a "Predecessor Account" which began operations on September 28, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(6)	After-tax returns are calculated by Lipper using
	the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

===================================
Managers Money Market Fund
Statement of Assets and Liabilities
May 31,2004 (unaudited)
===================================



Assets:
-------
 Investment in JPMorgan Liquid Assets
  Money Market Fund, Institutional
  Class Shares			          $35,881,033
 Receivable for Fund shares sold		7,516
 Dividends receivable			       18,151
 Prepaid expenses			       17,461

   Total assets		  		   35,924,161
   ------------				   ----------

Liabilities:
------------
 Payable for Fund shares repurchased		1,626
 Dividends payable to shareholders		3,787
 Administration fee payable			3,771
 Other accrued expenses			       21,708

  Total liabilities		       	       30,892
  -----------------			       ------

Net Assets				  $35,893,269
----------			          -----------

 Shares outstanding			   35,893,269

 Net asset value, offering and
  redemption price per share			$1.00
 -----------------------------		        -----

Net Assets Represent:
 Paid-in capital			  $35,893,269
---------------------	                  ===========



=================================================
Statement of Operations
For the six-months ended May 31, 2004 (unaudited)
=================================================



Investment Income:
------------------
 Dividend income			    $173,728
 ---------------			    --------

Expenses:
---------
   Administration fees	          $27,334
   Transfer agent 		   26,407
   Registration fees		   10,845
   Professional fees		    8,519
   Accounting fees		    2,956
   Reports to shareholders	    1,936
   Trustees' fees and expenses	      947
   Miscellaneous expenses	      864

    Total expenses before offsets  79,808
    -----------------------------  ------
   Less: Expense reductions	  (10,012)

    Total expenses 			     69,796
    --------------			     ------

Net Investment Income			   $103,932
---------------------			   --------



The accompanying notes are an integral part of these financial statements.


==================================
Managers Money Market Fund
Statement of Changes in Net Assets
==================================

<Table

						For the six
						months ended		For the fiscal
						May 31, 2004		  year ended
						(unaudited)		     2003
						------------		--------------


Increase (Decrease) in Net Assets
  From Operations:
---------------------------------
  Net investment income 			  $103,932 		 $260,750
  ---------------------				  --------		 --------

Distributions to Shareholders:
------------------------------

  From net investment income 			 (103,932)	         (260,750)
  --------------------------			 ---------		 ---------

From Capital Share Transactions
-------------------------------
 (at a constant $1.00 per share):
  Proceeds from sale of shares		       42,851,959 	      278,403,415
  Reinvestment of dividends 			   94,866 		  233,524
  Cost of shares repurchased		      (40,103,398)           (283,211,640)

   Net increase (decrease) from capital
    share transactions			        2,843,427 	       (4,574,701)
  -------------------------------------	        ---------	       -----------

  Total increase (decrease) in net assets       2,843,427 	       (4,574,701)
  ---------------------------------------	---------	       -----------

Net Assets:
-----------

  Beginning of period			       33,049,842 	       37,624,543

  End of period				      $35,893,269 	      $33,049,842
  -------------				      -----------	      -----------



The accompanying notes are an integral part of these financial statements.

========================================
Managers Money Market Fund
Financial Highlights
For a share of capital stock outstanding
 throughout each fiscal period
========================================



				For the six
				months ended
				May 31, 2004	  Fiscal year ended November 30,
						------------------------------------
				(unaudited)	2003	  2002	  2001	  2000	  1999
				------------	----	  ----	  ----	  ----	  ----

Net Asset Value,
 Beginning of Period		 $1.000 	$1.000 	 $1.000  $1.000  $1.000  $1.000
----------------------		 ------		------	 ------	 ------  ------  ------

Income from Investment
 Operations:
----------------------
Net investment income 		  0.003 	 0.007 	  0.014   0.042   0.059   0.047
---------------------		  -----		 -----	  -----	  -----	  -----	  -----

Less Distributions to
 Shareholders from:
---------------------
 Net investment income		(0.003)	        (0.007)	 (0.014) (0.042) (0.059) (0.047)
 ---------------------		-------		-------	 ------- ------- ------- -------

Net Asset Value,
 End of Period		        $1.000 	        $1.000 	 $1.000  $1.000  $1.000  $1.000
---------------			------		------	 ------	 ------	 ------  ------

Total Return 			0.27% (a)	0.69%(b) 1.40%(b) 4.27%	  6.05%(b)4.84%(b)
------------			---------	-------- -------- -----   ------- --------

Ratio of net expenses to
 average net assets (c)		0.38%(d)	0.38%	 0.37%	  0.44%	  0.49%	  0.48%

Ratio of net investment
 income to average net assets	0.57%(d)	0.69%	 1.41%	  4.18%	  5.89%	  4.74%

Net assets at end of period
 (000's omitted)		$35,893	      $33,050	$37,625	 $35,712 $66,593 $53,627
========================================================================================

Expense Waivers/Offsets (e)
---------------------------
Ratio of total expenses to
 average net assets 		0.44%(d)      0.43%	0.43%	0.44%	0.51%	  0.63%

Ratio of net investment
 income to average net assets	0.52%(d)      0.64%	1.35%	4.18%	5.87%	  4.59%
========================================================================================





(a)Not annualized. Prior to May 14, 2004 the Fund invested all of its assets in the Institutional
   Class Shares of the JPMorgan Prime Money Market Fund.
   (See Notes to Finanacial Statements.)

(b)Total returns and net investment income would have been lower had certain expenses not been reduced during the year.

(c)Prior to September 4, 2001 the Fund invested all of its investable assets under a "Master-Feeder" arrangement under which expenses of the Master were allocated to the Fund.

(d)Annualized.

(e)Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense offsets. (See Notes to Financial Statements.)

=============================
Managers Money Market Fund
Notes to Financial Statements
May 31,2004 (unaudited)
=============================
Managers Money Market Fund (the "Fund ")is a series of
The Managers Funds (the"Trust "),an open-end management investment company,organized as a Massachusetts business trust,and registered under the Investment
Company Act of 1940,as amended.Currently,the Trust is comprised of 9 investment series,(collectively the "Funds ").The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Liquid
Assets Money Market Fund (the "JPM Fund "),a separate registered open-end management investment company with substantially the same investment objective and policies as the Fund.The JPM Fund is a series of the J.P.Morgan Mutual Fund Trust,a business trust organized under the laws of The Commonwealth of Massachusetts.The investment advisor of the JPM Fund is J.P.Morgan
Investment Management Inc.("JPMIM ").The performance of the Fund is directly affected by the performance of the JPM Fund.Prior to May 14,2004,the Fund invested all of its investable assets in the InstitutionalClass
Shares of the JPMorgan Prime Money Market Fund.

(1)Summary of Significant Accounting Policies
---------------------------------------------

The Fund 's financial statements are prepared in accordance with accounting principlesgenerally accepted in the United States of America,which requires management to makeestimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period.Actual amounts could differ from those estimates.The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)Valuation of Investments
---------------------------
The investment in the JPM Fund is valued at its end of day net asset value per share.The JPM Fund 's underlying investments are valued at amortized cost which approximates market value.The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium regardless, of the impact of fluctuating interest rates on the market value of the instruments.

(b)Security Transactions
------------------------
Dividends declared by the JPM Fund accrue daily and are paid monthly.

(c)Investment Income and Expenses
---------------------------------
As a shareholder of the JPM Fund,the Fund receives its proportionate share of the dividends paid by such class, which takes into consideration the Fund 's proportionate share of net investment income and expenses of such class.Expenses incurred by the Trust,which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.
The Fund has an "omnibus account " arrangement with JPMIM.,the shareholder servicing agent of the JPM
Fund,whereby the Fund is credited with a factor of 0.05%of the average daily assets invested in the JPM Fund.This credit serves to reduce transfer agent expenses that would otherwise be charged to the Fund.
For the six months ended May 31,2004,the transfer agent expense was reduced under this arrangement by $9,111.

(d)Dividends and Distributions
------------------------------
Income dividends and capital gain distributions,if any,normally will be declared daily and payable on the third to the last business day of the month.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which

=========================================
Notes to Financial Statements (continued)
=========================================
may differ from generally accepted accounting principles.Permanent book and tax basis differences,if any,relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)Federal Taxes
----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986,as amended;to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.Therefore,no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)Capital Stock
----------------
The Trust 's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest,without par value.The Fund records sales and repurchasesof its capital stock on the trade date.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31,2004,there are no shareholders that hold more than 10 %of the outstandingshares of the Fund.

(2)Agreements and Transactions with Affiliates
----------------------------------------------
The Trust has entered into an Administrative and Shareholder Servicing Agreement under which The Managers
Funds LLC (the "Administrator "),a subsidiary of
Affiliated Managers Group,Inc.("AMG "),serves as the
Fund 's administrator and is responsible for certain aspects of managing the Fund 's operations,including administration and shareholder services of the Fund.
For these services,the Fund is required to pay the Administrator 0.15% of the Fund 's average daily net assets per annum.Beginning May 14,2004 the Administra-tor voluntarily agreed to waive 0.05%of the Fund 's average daily net assets amounting to $901 at May 31, 2004.The Fund is distributed by Managers Distributors,
Inc.,("MDI "),a wholly-owned subsidiary of The Managers
Funds LLC.Certain Trustees and Officers of the Fund are
Officers and/or Directors of the Administrator,AMG and/or MDI.

Prior to April 1,2004,the aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust was $20,000.In addition,the Trustees received in-person and telephonic meeting fees of $1,000 and $500 per meeting, respectively.The Trustees ' fee expense shown in the financial statements represents the Fund 's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.
Effective April 1,2004,the aggregate annual retainer paid to each outside Trustee will be $52,000,plus an additional per meeting fee of $2,000 for each in-person or telephonic meeting.The Trustees ' fees and expenses are allocated based on relative net assets across all Funds in the complex for which The Managers Funds,LLC serves as the Investment Advisor.

(3)Commitments and contingencies
--------------------------------
In the normal course of business,the Fund may enter into contracts and agreements that contain a variety of representations and warranties,which provide general ndemnifications.The maximum exposure to the Fund under these arrangements is unknown,as this would involve future claims that may be against the Fund that have not yet occurred. However,based on experience,the Fund expects the risks of loss to be remote.

			========
			MANAGERS
			========


	Administrator
	-------------
	The Managers Funds LLC
	800 Connecticut Avenue
	Norwalk, Connecticut 06854
	(203) 299-3500 or (800) 835-3879

	Distributor
 	-----------
	Managers Distributors, Inc.
	800 Connecticut Avenue
	Norwalk, Connecticut 06854
	(203) 299-3500 or (800) 835-3879

	Custodian
	---------
	The Bank of New York
	2 Hanson Place, 7th Floor
	Brooklyn, NY 11217

	Legal Counsel
	-------------
	Goodwin Procter LLP
	Exchange Place
	Boston, Massachusetts 02109-2881

	Transfer Agent
	--------------
	Boston Financial Data Services, Inc.
	attn: The Managers Funds
	P.O. Box 8517
	Boston, Massachusetts 02266-8517
	(800) 252-0682

	For ManagersChoice Only
	-----------------------
	PFPC Brokerage Services, Inc.
	P.O. Box 61487
	King of Prussia, Pennsylvania 19406
	(800) 358-7668

	Trustees
	--------
	Jack W. Aber
	William E. Chapman, II
	John Kingston, III
	Edward J. Kaier
	Peter M. Lebovitz
	Steven J. Paggioli
	Eric Rakowski
	Thomas R. Schneeweis



The Managers Funds 				The Managers Funds
Equity Funds: 					Income Funds:
==================				==================

VALUE FUND 					MONEY MARKET FUND
 Armstrong Shaw Associates Inc. 		HIGH YIELD FUND
 Osprey Partners Investment Mgmt., LLC 		 J.P. Morgan Investment ManagementInc.
						SHORT DURATION
CAPITAL APPRECIATION FUND 			 GOVERNMENT FUND
 Essex Investment Management Co., LLC
 Bramwell Capital Management, Inc. 		INTERMEDIATE DURATION
						 GOVERNMENT FUND
SMALL COMPANY FUND 				 Smith Breeden Associates,Inc.
 Kalmar Investment Advisers, Inc.
 						TOTAL RETURN BOND FUND
SPECIAL EQUITY FUND 				 Merganser Capital Management LP
 Donald Smith & Co., Inc.
 Essex Investment Management Co., LLC 		BOND FUND
 Westport Asset Management, Inc.
 Kern Capital Management LLC 			GLOBAL BOND FUND
 Skyline Asset Management, L.P.
						FIXED INCOME FUND
INTERNATIONAL EQUITY FUND 			 Loomis, Sayles & Company L.P.
 Lazard Asset Management, LLC
 Bernstein Investment Research 			CONVERTIBLE SECURITIES FUND
  and Management 				 40|86 Advisors,Inc.
 Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
 Rexiter Capital Management Limited 		Managers AMG Funds
						Equity Funds
FIRST QUADRANT TAX-MANAGED 			==================
 EQUITY FUND
 First Quadrant, L.P. 				ESSEX AGGRESSIVE GROWTH FUND

SCIENCE & TECHNOLOGY FUND 			ESSEX LARGE CAP GROWTH FUND
20 FUND 					 Essex Investment Management Company,LLC
 Oak Associates, ltd.
MID-CAP FUND 					RORER LARGE-CAP FUND
LARGE-CAP FUND 					RORER MID-CAP FUND
 Chicago Equity Partners, LLC 			 Rorer Asset Management,LLC
BALANCED FUND
 Chicago Equity Partners, LLC 			SYSTEMATIC VALUE FUND
 Loomis, Sayles & Company L.P. 			 Systematic Financial Management, L.P.

						BURRIDGE SMALL CAP GROWTH FUND
 						 The Burridge Group LLC



This report is prepared for the Fund's share-holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information or to request additional information about the Fund or other Managers Funds or Managers AMG Funds, please contact us by calling 1-800-835-
3879 or by visiting our websites listed below.
Distributed by Managers Distributors, Inc., member NASD.

www.managersfunds.com

www.managersamg.com

Item 2. CODE OF ETHICS
=======================================================================
	Not applicable for the semi-annual report.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT
=======================================================================
	Not applicable for the semi-annual report.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
=======================================================================
	Not applicable for the semi-annual report.



Item 5. [RESERVED]
=======================================================================



Item 6. [RESERVED]
=======================================================================



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
	CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=======================================================================
	Not applicable.



Item 8. [RESERVED]
=======================================================================



Item 9. CONTROLS AND PROCEDURES
=======================================================================
(a)	Disclosure Controls and Procedures.  The Principal Executive
	and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
=======================================================================
(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

			      SIGNATURES
			      ==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	August 3, 2004
	--------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	August 3, 2004
	--------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	August 3, 2004
	--------------